Property and Equipment, net - Schedule of Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 367	$ 245	$ 746	$ 895
Cost of Revenue
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	201	159	367	568
Research and Development
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	49	37	179	90
General and Administrative
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	64	35	138	160
Sales and Marketing
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 53	$ 14	$ 62	$ 57